United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Quarter ended 06/30/2012

Item 1. Schedule of Investments

Federated Prudent DollarBear Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 2.1%
		Metals & Mining – 2.1%
16,156		Agnico Eagle Mines Ltd.	654,428
10,000		Cia de Minas Buenaventura SA, Class B, ADR	379,800
25,000		Eldorado Gold Corp. Ltd.	308,000
10,000		Goldcorp, Inc., Class A	375,800
25,000		Royal Gold, Inc.	1,960,000
114,375		Yamana Gold, Inc.	1,761,375
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,921,373)	5,439,403
		GOVERNMENTS/AGENCIES – 69.8%
		Sovereign – 68.5%
8,500,000	[1]	Australia, Government of, 4.00%, 7/27/2012	8,676,431
8,250,000	[1]	Canada, Government of, 0.97%, 7/19/2012	8,099,440
8,300,000	[1]	Canada, Government of, 0.97%, 8/16/2012	8,143,147
7,400,000	[1]	Canada, Government of, 1.00%, 11/8/2012	7,244,310
11,600,000	[1]	Canada, Government of, 1.06%, 10/25/2012	11,360,503
51,600,000		Denmark, Government of, 4.00%, 11/15/2012	8,921,902
92,000,000	[1]	Hong Kong T-Bills, Unsecd. Note, 0.09%, 12/5/2012	11,853,704
89,000,000	[1]	Hong Kong, Government of, Treasury Bill, 0.16%, 8/8/2012	11,471,001
810,000,000	[1]	Japan, Government of, 0.10%, 7/20/2012	10,132,787
660,000,000	[1]	Japan, Government of, Unsecd. Deb., 0.10%, 11/9/2012	8,253,844
660,000,000	[1]	Japan, Government of, Unsecd. Deb., 0.10%, 8/13/2012	8,255,817
7,250,000	[1]	New Zealand, Government of, Unsecd. Deb., 2.43%, 1/9/2013	5,726,589
18,900,000	[1]	Norway, Government of, Treasury Bill, 1.50%, 12/19/2012	3,154,395
53,600,000	[1]	Norwegian T-Bill, 1.38%, 3/20/2013	8,913,676
15,500,000	[1]	Singapore, Government of, Treasury Bill, 0.17%, 7/5/2012	12,235,951
34,400,000		Sweden, Government of, Bond, 5.50%, 10/8/2012	5,029,125
10,200,000	[1]	Switzerland, Government of, 0.00%, 9/27/2012	10,746,457
8,000,000	[1]	United Kingdom, Government of, Treasury Bill, 0.37%, 10/22/2012	12,515,179
8,900,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.37%, 8/6/2012	13,933,671
		Supranational – 1.3%
20,500,000		European Investment Bank, 5.375%, 7/16/2012	3,448,986
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $180,206,814)	178,116,915
		CLOSED-END MUTUAL FUND – 2.4%
310,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,391,900)	6,134,900
		MUTUAL FUND – 24.2%
61,863,590	[2,3]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares 0.00% (AT NET ASSET VALUE)	61,863,590
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $246,383,677)[4]	251,554,808
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[5]	3,604,608
		TOTAL NET ASSETS — 100%	$255,159,416

1	Discount rate at the time of purchase.
2	Affiliated holding.
3	7-Day net yield.
4	At June 30, 2012, the cost of investments for federal tax purposes was $246,383,677. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $5,171,131. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,663,320 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,492,189.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,960,000	$ —	$ —	$1,960,000
International	3,479,403	—	—	3,479,403
Debt Securities:
Governments/Agencies	—	178,116,915	—	178,116,915
Closed-End Mutual Fund	6,134,900	—	—	6,134,900
Mutual Fund	61,863,590	—	—	61,863,590
TOTAL SECURITIES	$73,437,893	$178,116,915	$ —	$251,554,808

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012